Derivative financial liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative financial liabilities
Derivative financial liabilities

13Derivative financial liabilities

Convertible Senior Secured Notes consists of the following:

Mudrick
£ 000
As at December 31, 2021	112,799
Fair value movements	(38,124)
Interest paid	7,005
Exchange differences on translation	10,770
As at June 30, 2022	92,450

On December 16, 2021 Mudrick Capital Management purchased Convertible Senior Secured Notes of an aggregate principal amount of £151,000 thousand ($200,000 thousand) for an aggregate purchase price of £145,000 thousand ($192,000 thousand). The Convertible Senior Secured Notes are initially convertible into up to 18,181,820 ordinary shares at an initial conversion rate of 90.9091 ordinary shares per £824 ($1,000).

In accordance with IFRS 9, this is treated as a hybrid instrument and is designated it in entirety as fair value through profit or loss. The valuation methods and assumptions are shown in note 14.

13Derivative financial liabilities (continued)

The Company has elected pay interest in-kind at 9% per annum. Interest is paid semi-annually in arrears and on June 15, 2022 the Company authorised the payment of interest by increasing the nominal amount of the outstanding Convertible Senior Secured Notes by £7,005 thousand ($8,950 thousand).

Several covenants exist including retention of $10 million cash. Accordingly, cash at bank includes £8,235 thousand deemed to be restricted as at June 30, 2022.

24Derivative financial liabilities

Convertible Senior Secured Notes consists of the following:

Mudrick
£ 000
As at January 1, 2020	—
As at December 31, 2020	—
Issuance of Convertible Senior Secured Notes	141,981
Fair value movements	(26,876)
Foreign exchange movements	(2,306)
As at December 31, 2021	112,799

During the year ended December 31, 2021 additional convertible loan notes were issued to Microsoft Corporation and Rocket Internet, giving rise to proceeds of £25,000 thousand. These loans were converted into equity during the year. See note 17, Loans from related parties for more information.

Concurrently with the consummation of the Business Combination, Mudrick purchased Convertible Senior Secured Notes of and from the Company in an aggregate principal amount of £151,000 thousand ($200,000 thousand) for an aggregate purchase price of £145,000 thousand ($192,000 thousand) (the “Purchase Price”).

The Convertible Senior Secured Notes are initially convertible into up to 18,181,820 ordinary shares at an initial conversion rate of 90.9091 ordinary shares per £756 ($1,000) principal amount of Convertible Senior Secured Notes.

24Derivative financial liabilities (continued)

Upon the occurrence of a Fundamental Change, Mudrick has the right, at its option, to require us to repurchase for cash all or any portion of its Convertible Senior Secured Notes in principal amounts of £756 ($1,000), at a fundamental change repurchase price equal to the principal amount of the Convertible Senior Secured Notes to be repurchased plus, if repurchased before the second anniversary of issuance, certain make-whole premiums, plus accrued and unpaid interest.

A fundamental change consists of a change in beneficial owner of the Company; the sale of all or substantially all of the assets or share capital of the Company; dissolution or liquidation of the Company; or NYSE de-listing.

The Convertible Senior Secured Notes will bear interest at the rate of 7% per annum if the Company elects to pay interest in cash or 9% per annum if the Company elects to pay interest in-kind, by way of PIK Notes. Interest will be paid semi-annually in arrears. Upon the occurrence of an event of default, an additional 2.00% will be added to the stated interest rate. The Convertible Senior Secured Notes will mature on the fifth anniversary of issuance and will be redeemable at any time by the Company, in whole but not in part, for cash, at par plus, if redeemed before the second anniversary of issuance, certain make-whole premiums.

A number of covenants exist in relation to the Company’s obligations with regard to payment of notes and interest; furnishing the trustee with exchange act reports; compliance with Section 13 or 15(d) of the Exchange Act; provision of an annual compliance certificate; relinquishing of the benefit or advantage of, any stay, extension or usury law; acquisition of notes by the Company; permitting any Company subsidiaries to become liable for the notes; limitation on liens securing indebtedness; limitation on asset sales; limitation on transactions with affiliates; limitation on restricted payments; retention of $10 million cash; guarantors; and material IP. No breaches have been identified during the year.

Accordingly, cash at bank includes £7,420 thousand deemed to be restricted as at December 31, 2021.

In accordance with IFRS 9, this is treated as a hybrid instrument and is designated it in entirety as fair value through profit or loss. Therefore, upon initial recognition the Company has not separated the convertible note into a host liability component (accounted for at amortized cost) and the derivative liability components (accounted for at fair value through profit or loss). The valuation methods and assumptions are shown in note 25.